Licenses and Goodwill (Tables)	12 Months Ended
Dec. 31, 2011
Licenses
Licenses
Licenses
Year Ended December 31,	2011	2010
(Dollars in thousands)
Balance, beginning of year	$1,452,101	$1,435,000
Acquisitions	4,406	17,101
Exchanges	11,842	—
Other	2,420	—
Balance, end of year	$1,470,769	$1,452,101

Goodwill
Goodwill
Goodwill
Year Ended December 31,	2011	2010
(Dollars in thousands)
Assigned value at time of acquisition	$494,737	$494,737
Accumulated impairment losses in prior periods	—	—
Balance, beginning of year	494,737	494,737
Acquisitions	—	—
Balance, end of year	$494,737	$494,737